Significant Risks	6 Months Ended
Mar. 31, 2026
Significant Risks
Significant Risks

4. Significant Risks

Currency risk

The Company’s functional currency is MOP and these unaudited condensed consolidated financial statements are presented in US$. The Company’s operating activities and assets and liabilities are predominantly denominated in the functional currency. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company consider the foreign exchange risk in relation to transactions denominated in MOP with respect to US$ is not significant as MOP is pegged to HK$ at a fixed rate of 1.03 and HK$ is pegged to US$ in a band between 7.75 and 7.85.

At the same time, the Company generate revenue primarily from customers in the PRC denominated in Chinese Yuan (“CNY”), while the Company’s functional currency is MOP, any fluctuation in exchange rates against MOP may result in change in reported revenue.

For the six months ended March 31, 2026, the Company had US$1,041,689 revenue denominated in CNY. The Company estimate that any depreciation of CNY against MOP in the future would result in decrease in revenue, and vice versa. If we are unable to adjust pricing or otherwise mitigate the impact of adverse currency movements, it would decrease the gross profit margin and net income. Based on the same revenue as for the six months ended March 31, 2026, the revenue denominated in CNY would increase by US$10,417 if there is a 1% appreciation of CNY against MOP. Conversely, the revenue would decrease by $10,417 if there is a 1% depreciation of CNY against MOP.

Concentration and credit risks

Financial instruments that potentially subject the Company to credit risk consist of cash, receivables from customers, and deposits and other assets. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

The Company deposits its cash with reputable banks located in Macau. As of March 31, 2026 and September 30, 2025, $159,238 and $1,042,230 were deposited with these banks, respectively. Balances maintained with banks in Macau are insured under the Deposit Protection Scheme introduced by the Macau Government for a maximum amount of MOP500,000 (equivalent to $61,945), and further increased to MOP800,000 (equivalent to $99,112) effective on October 1, 2024, for each depositor at one bank, whereas the balances maintained by the Company may at times exceed the insured limits. Cash balances maintained with banks in Macau are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. The Company has not experienced any losses in these bank accounts and management believes that the Company is not exposed to any significant credit risk on cash maintained with these banks.

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of receivables from customers, and deposits and other assets. The Company performs regular and ongoing credit assessments of the counterparties’ financial conditions and credit histories. The Company also assesses historical collection trends and the aging of the receivables. The Company considers that it has adequate controls over these receivables to minimize the related credit risk. As of March 31, 2026 and September 30, 2025, the balance of allowance for expected credit losses were $6,022 and $7,059, respectively.

For the six months ended March 31, 2026, 2025 and 2024, all the Company’s assets were located in Macau. At the same time, the Company considers that it is exposed to the following concentration risk:

(a) Major customers

For the six months ended March 31, 2026, 2025 and 2024, customers who accounted for 10% or more of the Company’s revenues and their respective outstanding balances at period end dates, are presented as follows:

	For the Six Months Ended March 31, 2026		As of March 31, 2026
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer A	$670,297	58%	$352,208	61%
Customer B	262,949	23%	125,356	22%
Total:	$933,246	81%	$477,564	83%

	For the Six Months Ended March 31, 2025		As of March 31, 2025
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer A	$933,313	48%	$257,673	50%
Customer C	425,696	22%	-	-
Customer D	349,280	18%	89,567	17%
Total:	$1,708,289	88%	$347,240	67%

	For the Six Months Ended March 31, 2024		As of March 31, 2024
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer C	$154,730	46%	$358,168	74%
Customer E	127,903	38%	127,817	26%
Customer F	33,528	10%	-	-
Total:	$316,161	94%	$485,985	100%

All the concentration percentages of accounts receivables are calculated before allowance for expected credit losses. As of the date these unaudited condensed consolidated financial statements were issued, all of the receivables from these two customers had been collected.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on bank deposits, particularly during periods when the interest rate is expected to significant changes. Nevertheless, given the amounts of bank deposits in question, the Company considers its interest rate risk to be not material, and the Company has not used any derivatives to manage or hedge its interest rate risk exposure.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024